Debt (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Debt
Debt - beginning of year	$ 0
Revolving Credit Facility drawdown	130,000
Repayments	(73,000)
Debt	$ 57,000